Document and Entity Information	3 Months Ended
Mar. 31, 2022
Ifrs Statement [Line Items]
Document Type	6-K
Entity Registrant Name	Calliditas Therapeutics AB
Entity Central Index Key	0001795579
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Document Period End Date	Mar. 31, 2022
Amendment Flag	false